(35) FINANCIAL INSTRUMENTS (Details 5) - 12 months ended Dec. 31, 2019 R$ in Thousands, $ in Thousands		BRL (R$)	USD ($)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	R$ 58,829
Decrease (increase) Currency depreciation	[2]	1,475
Decrease (increase) Currency appreciation / depreciation of 25%		(13,601)
Decrease (increase) Currency appreciation / depreciation of 50%		(28,677)
Effects In The Accumulated Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease (increase) Currency depreciation	[2]	1,271
Decrease (increase) Currency appreciation / depreciation of 25%		(11,312)
Decrease (increase) Currency appreciation / depreciation of 50%		(23,896)
Effects In The Profit Or Loss For The Year [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease (increase) Currency depreciation	[2]	204
Decrease (increase) Currency appreciation / depreciation of 25%		(2,289)
Decrease (increase) Currency appreciation / depreciation of 50%		(4,781)
Interest Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	(5,116,378)
Financial Liability Instruments And Derivatives Plain Vanilla Swap [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	R$ 47,032
Risk		drop in the dollar	drop in the dollar
Decrease (increase) Currency depreciation	[2]	R$ 986
Decrease (increase) Currency appreciation / depreciation of 25%		(11,019)
Decrease (increase) Currency appreciation / depreciation of 50%		R$ (23,023)
Derivatives - Zero-Cost Collar [Member] | Exchange Rate Hedge [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Exposure | $	[3]			$ 22,174
Risk		dollar apprec.	dollar apprec.
Decrease (increase) Currency depreciation | $	[2]		$ (682)
Decrease (increase) Currency appreciation / depreciation of 25% | $	[4]		(8,989)
Decrease (increase) Currency appreciation / depreciation of 50% | $	[4]		$ (17,296)
Financial Liability Instruments [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	R$ (4,174,769)
Decrease (increase) Currency depreciation	[2]	(87,520)
Decrease (increase) Currency appreciation / depreciation of 25%		978,052
Decrease (increase) Currency appreciation / depreciation of 50%		2,043,624
Derivatives - Plain Vanilla Swap [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	4,221,801
Decrease (increase) Currency depreciation	[2]	88,506
Decrease (increase) Currency appreciation / depreciation of 25%		(989,071)
Decrease (increase) Currency appreciation / depreciation of 50%		(2,066,647)
Financial Liability Instruments [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	(835,977)
Decrease (increase) Currency depreciation	[2]	(34,709)
Decrease (increase) Currency appreciation / depreciation of 25%		182,963
Decrease (increase) Currency appreciation / depreciation of 50%		400,634
Derivatives - Plain Vanilla Swap [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	847,774
Decrease (increase) Currency depreciation	[2]	35,198
Decrease (increase) Currency appreciation / depreciation of 25%		(185,545)
Decrease (increase) Currency appreciation / depreciation of 50%		(406,288)
Financial Liability Instruments & Derivatives - Plain Vanilla Swap [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	[1]	R$ 11,797
Risk		drop in the euro	drop in the euro
Decrease (increase) Currency depreciation	[2]	R$ 489
Decrease (increase) Currency appreciation / depreciation of 25%		(2,582)
Decrease (increase) Currency appreciation / depreciation of 50%		R$ (5,654)
Term Of Product (Aluminum) [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Risk		drop in the aluminum (US$/ton)	drop in the aluminum (US$/ton)
Decrease (increase) Currency depreciation	[2]
Decrease (increase) Currency appreciation / depreciation of 25%	[4]	(2,891)
Decrease (increase) Currency appreciation / depreciation of 50%	[4]	R$ (3,852)
Term Of Product (Aluminum) [Member] | Exchange Rate Hedge [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Exposure | $	[3]			3,889
NDF (Aluminum) [Member] | Exchange Rate Hedge [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Exposure | $	[3]			$ 6,296
Risk		drop in the dollar	drop in the dollar
Decrease (increase) Currency depreciation | $	[2]
Decrease (increase) Currency appreciation / depreciation of 25% | $	[4]		(6,255)
Decrease (increase) Currency appreciation / depreciation of 50% | $	[4]		$ (12,511)

[1]	The exchange rates considered as of December 31, 2019 were R$ 4.03 per US$ 1.00 and R$ 4.53 per E 1.00.
[2]	As per the exchange curves obtained from information made available by B3 S.A. Brasil, Bolsa, Balcao, with the exchange rate being considered at R$ 4.12 and R$ 4.72, and exchange depreciation at 2.10% and 4.15%, for the US$ and E, respectively, as of December 31, 2019.
[3]	Owing to the characteristics of these derivatives, the notional amount is presented in US$.
[4]	As required by CVM Instruction 475/2008, the percentage increases in the ratios applied refer to the information made available by the B3 S.A. Brasil, Bolsa, Balcao.